COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Lease expenses		$ 4,760	$ 3,649	$ 2,653
Pledged bank deposit for office lease agreement and hedging transaction		1,260
Bank guarantee, office lease agreement		1,003
Damages sought in litigation matter	$ 763
Lease of Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Lease expenses		$ 544	$ 511	$ 435